Related party transactions (Tables)	12 Months Ended
Dec. 31, 2012
Related party transactions
Schedule of balances due to related parties
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Payables to Hebei Jinglong Industry and Commerce Group Co., Ltd. (“Hebei Jinglong”) -short term	73,097	32,101
Payables to Jing Wei Electronics Co., Ltd.-short term	47,754	67,227
Payables to Heibei Ningjin Songgong Semiconductor Co., Ltd. (“Ningjin Songgong”) -short term	4,294	48,081
Others-short term	37,344	58,230
Total amounts due to related parties-short term	162,589	205,639

Schedule of balances due from related parties
	As of December 31,	As of December 31,
	2011	2012
	RMB	RMB
Advances to Hebei Jinglong-short term	10,740	86,712
Advances to Hebei Jinglong-long term	38,333	21,252
Advances to others-short term	3,439	553
Receivables from Ningjin Songgong-short term	19,077	5,045
Receivables from others-short term	18,215	32,242
Total amounts due from related parties	89,804	145,804

Schedule of sales of products to related parties
	For the year ended December 31, 2010	For the year ended December 31, 2011,	For the year ended December 31, 2012
	RMB	RMB	RMB
Sales of products
Subsidiaries of Hebei Jinglong	19,494	8,858	172,623
Ningjin Songgong	—	13,035	67,393
Others	140,670	45,897	3,204
Total	160,164	67,790	243,220

Schedule of purchase of products from related parties
	For the year ended December 31, 2010	For the year ended December 31, 2011,	For the year ended December 31, 2012
	RMB	RMB	RMB
Purchase of products
Subsidiaries of Hebei Jinglong	837,505	1,128,937	464,511
Ningjin Songgong	32,205	2,932	350,685
Others	5,482	—	12,515
Total	875,192	1,131,869	827,711

Schedule of processing services provided to related parties
	For the year ended December 31, 2010	For the year ended December 31, 2011,	For the year ended December 31, 2012
	RMB	RMB	RMB
Processing service	232,163	27,369	19,086
Subsidiaries of Hebei Jinglong	—	14,147	7,618
Others	232,163	41,516	26,704
Total

Schedule of purchase of equipment from related parties
	For the year ended December 31, 2010	For the year ended December 31, 2011,	For the year ended December 31, 2012
	RMB	RMB	RMB
Purchase of equipment
Subsidiaries of Hebei Jinglong	10	460	2,481
Total	10	460	2,481